Other-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Financial Assets [Line Items]
Loans and receivables	₩ 955,378	₩ 881,486
Allowance for doubtful accounts	(8,948)	(4,532)
Present value discount	(40,789)	(42,747)
Long / short-term financial instruments [Abstract]
Time deposits	1,479,036	1,850,391
ABCP	210,600	484,400
CP	58,050	16,000
CD	10,000	60,443
RP	11,634	1,521
Others	475,194	283,171
Long / short-term financial instruments	2,244,514	2,695,926
Financial assets at fair value through profit or loss	111,512
Other financial assets	3,261,667	3,530,133
Other Current Assets [Member]
Other Financial Assets [Line Items]
Loans and receivables	244,309	198,133
Present value discount	(976)	(1,001)
Long / short-term financial instruments [Abstract]
Time deposits	1,479,034	1,820,391
ABCP	145,000	351,800
CP	58,050	16,000
CD	10,000	60,443
RP	10,000
Others		32,826
Long / short-term financial instruments	1,702,084	2,281,460
Other financial assets	1,945,417	2,478,592
Other Noncurrent Assets [Member]
Other Financial Assets [Line Items]
Loans and receivables	711,069	683,353
Allowance for doubtful accounts	(8,948)	(4,532)
Present value discount	(39,813)	(41,746)
Long / short-term financial instruments [Abstract]
Time deposits	2	30,000
ABCP	65,600	132,600
RP	1,634	1,521
Others	475,194	250,345
Long / short-term financial instruments	542,430	414,466
Financial assets at fair value through profit or loss	111,512
Other financial assets	₩ 1,316,250	₩ 1,051,541